Supplemental Disclosures - Comprehensive Income Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 158.1	$ 178.6
Operating
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	61.1	59.7
General and administrative
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	60.8	65.2
Share-based compensation
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 36.2	$ 53.7